CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value
Common Stocks—44.2%
Consumer Discretionary—11.4%
Auto Components—0.4%
Aptiv plc	211 $	17,891
Bridgestone Corp.	2,900	102,476
Continental AG	552	63,132
Koito Manufacturing Co. Ltd.	1,000	43,092
Valeo SA	3,391	101,022
		327,613

Automobiles—0.3%
Bayerische Motoren Werke AG, Preference	540	30,188
Suzuki Motor Corp.	1,800	81,718
Volkswagen AG, Preference	693	124,768
		236,674

Distributors—0.1%
Pool Corp.	265	58,114

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc.[1]	302	49,446

Entertainment—1.2%
Capcom Co. Ltd.	2,700	76,780
Electronic Arts, Inc.[1]	717	77,379
Live Nation Entertainment, Inc.[1]	798	54,392
NCSoft Corp.	66	35,114
Nexon Co. Ltd.[1]	6,000	80,667
Nintendo Co. Ltd.	900	333,347
Ubisoft Entertainment SA1	922	70,303
Walt Disney Co. (The)	1,310	181,186
		909,168

Hotels, Restaurants & Leisure—1.0%
Accor SA	2,422	99,337
Alsea SAB de CV1	8,431	20,418
Carnival Corp.	516	22,461
Chipotle Mexican Grill, Inc. , Cl. A1	59	51,139
Flutter Entertainment plc	274	31,102
Hilton Worldwide Holdings, Inc.	274	29,537
Huazhu Group Ltd. , ADR	3,452	119,094
International Game Technology plc	3,110	41,954
Planet Fitness, Inc. , Cl. A1	340	27,469
Wynn Macau Ltd.	16,000	33,181
Yum China Holdings, Inc.	6,117	263,459
		739,151

Household Durables—0.7%
Garmin Ltd.	171	16,579
SEB SA	80	10,292

1	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables (Continued)
SEB SA, Prime[1]	392 $	50,431
SEB SA, Private Shares[1]	130	16,725
Sony Corp.	4,600	323,326
Steinhoff International Holdings NV1	8,277	496
Taylor Wimpey plc	24,679	70,450
		488,299

Interactive Media & Services—2.2%
Alphabet, Inc. , Cl. A1	560	802,357
Facebook, Inc. , Cl. A1	1,740	351,323
IAC/InterActiveCorp[1]	186	45,308
Tencent Holdings Ltd.	7,500	356,123
Yandex NV, Cl. A1	1,527	68,425
		1,623,536

Internet & Catalog Retail—1.8%
Alibaba Group Holding Ltd. , Sponsored ADR[1]	4,180	863,546
Amazon. com, Inc.[1]	49	98,427
Baozun, Inc. , Sponsored ADR[1]	654	19,692
Farfetch Ltd. , Cl. A1	2,950	35,990
JD. com, Inc. , ADR[1]	5,519	208,011
Meituan Dianping, Cl. B1	4,100	51,959
MercadoLibre, Inc.[1]	25	16,575
Trip. com Group Ltd. , ADR[1]	1,061	34,090
		1,328,290

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	1,700	98,922

Media—0.1%
Altice USA, Inc. , Cl. A1	689	18,851
Cable One, Inc.	23	39,193
Zee Entertainment Enterprises Ltd.	10,544	39,779
		97,823

Multiline Retail—0.3%
Dollarama, Inc.	1,821	62,044
Lojas Americanas SA1	123	791
Lojas Americanas SA, Preference[1]	12,760	82,085
Next plc	486	44,053
SACI Falabella	10,565	41,452
		230,425

Specialty Retail—0.8%
Burlington Stores, Inc.[1]	114	24,791
CarMax, Inc.[1]	242	23,484
Dufry AG1	724	62,877
Industria de Diseno Textil SA	8,921	300,195
Nitori Holdings Co. Ltd.	600	93,519

2	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Specialty Retail (Continued)
O'Reilly Automotive, Inc.[1]	165 $	67,006
Tractor Supply Co.	355	32,997
		604,869

Textiles, Apparel & Luxury Goods—2.3%
Brunello Cucinelli SpA	703	25,490
Cie Financiere Richemont SA	683	49,813
Fila Holdings Corp.	1,381	51,024
Hermes International	205	153,659
Kering SA	1,004	616,683
lululemon athletica, Inc.[1]	272	65,114
LVMH Moet Hennessy Louis Vuitton SE	1,460	637,892
Moncler SpA	823	35,538
PRADA SpA	14,000	53,611
		1,688,824

Consumer Staples—3.7%
Beverages—1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,472	18,502
Britvic plc	3,360	41,144
Budweiser Brewing Co. APAC Ltd.[1,2]	23,900	71,850
Coca-Cola European Partners plc	1,503	79,073
Diageo plc	4,659	184,340
Fomento Economico Mexicano SAB de CV3	14,422	130,035
Fomento Economico Mexicano SAB de CV, Sponsored ADR[3]	370	33,363
Heineken NV	558	60,734
Pernod Ricard SA	990	171,704
		790,745

Food & Staples Retailing—0.3%
Alimentation Couche-Tard, Inc. , Cl. B	3,384	113,098
Atacadao SA	8,500	44,836
BIM Birlesik Magazalar AS	1,546	12,598
CP ALL PCL	17,834	40,249
Shoprite Holdings Ltd.	1,678	13,061
Wal-Mart de Mexico SAB de CV	2,773	8,050
		231,892

Food Products—0.9%
Barry Callebaut AG	43	95,353
Danone SA	2,534	202,928
Kikkoman Corp.	1,500	72,481
McCormick & Co. , Inc.	238	38,882
Nestle SA	335	36,982
Saputo, Inc.	1,782	54,750
Simply Good Foods Co. (The)[1]	376	8,637
Vietnam Dairy Products JSC	252	1,173

3	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Food Products (Continued)
WH Group Ltd.	212,500 $	201,331
		712,517

Household Products—0.3%
Church & Dwight Co. , Inc.	349	25,902
Colgate-Palmolive Co.	2,760	203,633
		229,535

Personal Products—0.7%
Amorepacific Corp.	736	115,262
AMOREPACIFIC Group	175	10,505
Hengan International Group Co. Ltd.	10,000	72,697
LG Household & Health Care Ltd.	71	74,410
Unilever plc	3,700	220,991
		493,865

Tobacco—0.4%
Philip Morris International, Inc.	1,301	107,593
Swedish Match AB	3,176	179,889
		287,482

Energy—0.8%
Energy Equipment & Services—0.1%
TechnipFMC plc	2,739	43,973

Oil, Gas & Consumable Fuels—0.7%
BP plc	8,493	51,184
Cheniere Energy, Inc.[1]	270	15,995
LUKOIL PJSC, ADR	407	41,388
Novatek PJSC, Sponsored GDR[3]	1,055	189,851
Novatek PJSC, Sponsored GDR[3]	97	17,539
TOTAL SA	3,813	185,810
		501,767

Financials—5.3%
Capital Markets—1.2%
B3 SA-Brasil Bolsa Balcao	4,400	49,521
China International Capital Corp. Ltd. , Cl. H2	11,200	19,365
Credit Suisse Group AG1	9,394	118,693
Goldman Sachs Group, Inc. (The)	124	29,481
Hong Kong Exchanges & Clearing Ltd.	2,282	75,184
KKR & Co. , Inc. , Cl. A	697	22,234
LPL Financial Holdings, Inc.	271	24,967
MarketAxess Holdings, Inc.	76	26,918
MSCI, Inc. , Cl. A	228	65,163
S&P Global, Inc.	1,380	405,347
Tradeweb Markets, Inc. , Cl. A	388	17,918

4	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Capital Markets (Continued)
UBS Group AG1	1,486 $	18,457
		873,248

Commercial Banks—1.9%
Akbank TAS[1]	27,697	38,182
Bank Central Asia Tbk PT	9,900	23,265
BNP Paribas SA	1,595	84,813
BOC Hong Kong Holdings Ltd.	9,500	31,404
Citigroup, Inc.	3,410	253,738
Commercial International Bank Egypt SAE	5,333	28,717
Credicorp Ltd.	430	88,829
First Republic Bank	266	29,494
Grupo Aval Acciones y Valores SA, ADR	3,160	26,702
Grupo Financiero Banorte SAB de CV, Cl. O	3,386	20,803
Grupo Financiero Inbursa SAB de CV, Cl. O	23,671	26,921
ICICI Bank Ltd. , Sponsored ADR	20,916	304,955
ING Groep NV	8,553	92,831
Itau Unibanco Holding SA, ADR	2,405	18,302
Kotak Mahindra Bank Ltd.	6,793	160,838
Sberbank of Russia PJSC	15,723	61,960
Siam Commercial Bank PCL (The)	5,100	15,909
Societe Generale SA	2,480	80,220
		1,387,883

Consumer Finance—0.0%
Cholamandalam Investment & Finance Co. Ltd.	3,436	15,776

Diversified Financial Services—0.1%
FirstRand Ltd.	24,401	93,504

Insurance—1.2%
AIA Group Ltd.	17,200	169,575
Allianz SE	829	198,723
Arthur J. Gallagher & Co.	427	43,797
Legal & General Group plc	17,089	68,772
Ping An Insurance Group Co. of China Ltd. , Cl. A	6,733	77,430
Prudential plc	16,749	298,092
		856,389

Real Estate Investment Trusts (REITs)—0.1%
Alexandria Real Estate Equities, Inc.	183	29,866
Americold Realty Trust	437	15,063
SBA Communications Corp. , Cl. A	136	33,940
		78,869

Real Estate Management & Development—0.5%
Ayala Land, Inc.	33,100	26,897
CBRE Group, Inc. , Cl. A1	657	40,110
DLF Ltd.	82,293	299,564

5	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Management & Development (Continued)
Hang Lung Properties Ltd.	2,000 $	4,167
Oberoi Realty Ltd.	1,725	13,190
SM Prime Holdings, Inc.	17,661	13,491
		397,419

Thrifts & Mortgage Finance—0.3%
Housing Development Finance Corp. Ltd.	6,907	233,688

Health Care—5.0%
Biotechnology—1.1%
ACADIA Pharmaceuticals, Inc.[1]	1,262	50,404
Ascendis Pharma AS, ADR[1]	150	20,265
Blueprint Medicines Corp.[1]	750	47,587
CSL Ltd.	609	124,522
Exact Sciences Corp.[1]	124	11,567
Galapagos NV1	183	40,936
GlycoMimetics, Inc.[1]	2,327	9,960
Grifols SA	4,059	136,350
Incyte Corp.[1]	850	62,109
Innovent Biologics, Inc.[1,2]	8,000	30,637
Ionis Pharmaceuticals, Inc.[1]	1,190	69,401
MacroGenics, Inc.[1]	2,180	20,165
Sage Therapeutics, Inc.[1]	638	42,287
Sarepta Therapeutics, Inc.[1]	476	55,197
Shanghai Junshi Biosciences Co. Ltd. , Cl. H1,2	1,800	5,469
uniQure NV1	935	53,819
Veracyte, Inc.[1]	1,240	32,550
		813,225

Health Care Equipment & Supplies—1.2%
Cooper Cos. , Inc. (The)	52	18,038
DexCom, Inc.[1]	335	80,651
Edwards Lifesciences Corp.[1]	176	38,695
Hoya Corp.	1,600	153,799
IDEXX Laboratories, Inc.[1]	176	47,698
LivaNova plc[1]	416	28,276
Masimo Corp.[1]	215	36,679
Medtronic plc	1,260	145,455
Novocure Ltd.[1]	140	11,404
ResMed, Inc.	460	73,126
Siemens Healthineers AG2	1,469	69,304
STERIS plc	236	35,563
Teleflex, Inc.	33	12,260
West Pharmaceutical Services, Inc.	220	34,309
Zimmer Biomet Holdings, Inc.	787	116,397
		901,654

Health Care Providers & Services—0.7%
Anthem, Inc.	950	252,016

6	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Health Care Providers & Services (Continued)
Centene Corp.[1]	1,510 $	94,843
Fresenius Medical Care AG & Co. KGaA	2,251	174,213
Sinopharm Group Co. Ltd. , Cl. H	6,024	19,573
		540,645

Health Care Technology—0.1%
Veeva Systems, Inc. , Cl. A1	209	30,641

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	1,690	139,526
Avantor, Inc.[1]	2,828	52,233
Bio-Rad Laboratories, Inc. , Cl. A1	86	31,039
Bio-Techne Corp.	117	24,567
ICON plc[1]	212	35,748
IQVIA Holdings, Inc.[1]	291	45,178
Lonza Group AG1	229	94,158
Samsung Biologics Co. Ltd.[1,2]	184	74,303
Wuxi Biologics Cayman, Inc.[1,2]	2,000	25,308
		522,060

Pharmaceuticals—1.2%
Bayer AG	2,494	201,387
Hansoh Pharmaceutical Group Co. Ltd.[1,2]	4,000	14,288
Hutchison China MediTech Ltd. , ADR[1]	380	9,329
Jiangsu Hengrui Medicine Co. Ltd. , Cl. A	9,198	111,367
Novo Nordisk AS, Cl. B	3,113	190,035
Phathom Pharmaceuticals, Inc.[1]	998	33,303
Roche Holding AG	356	119,816
Takeda Pharmaceutical Co. Ltd.	5,938	227,892
		907,417

Industrials—6.1%
Aerospace & Defense—1.4%
Airbus SE	5,705	841,692
HEICO Corp.	365	44,687
MTU Aero Engines AG	269	81,915
TransDigm Group, Inc.	118	75,907
		1,044,201

Air Freight & Couriers—0.2%
United Parcel Service, Inc. , Cl. B	1,150	119,048
ZTO Express Cayman, Inc. , ADR	3,269	71,003
		190,051

Building Products—0.3%
Assa Abloy AB, Cl. B	5,823	138,563
Daikin Industries Ltd.	200	28,144

7	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Building Products (Continued)
Masco Corp.	695 $	33,026
		199,733

Commercial Services & Supplies—0.4%
Cintas Corp.	204	56,910
Copart, Inc.[1]	469	47,585
Edenred	1,760	95,104
Prosegur Cash SA2	15,346	26,081
Prosegur Cia de Seguridad SA	6,305	24,821
Republic Services, Inc. , Cl. A	566	53,798
Waste Connections, Inc.	321	30,916
		335,215

Construction & Engineering—0.0%
Boskalis Westminster	634	14,843

Electrical Equipment—0.8%
AMETEK, Inc.	387	37,597
Legrand SA	758	60,806
Melrose Industries plc	21,314	65,893
Mitsubishi Electric Corp.	8,400	115,911
Nidec Corp.	2,260	286,099
		566,306

Industrial Conglomerates—0.3%
3M Co.	166	26,337
Ayala Corp.	31	439
Carlisle Cos. , Inc.	197	30,777
Jardine Strategic Holdings Ltd.	1,504	45,850
Roper Technologies, Inc.	164	62,592
SM Investments Corp.	3,120	59,383
		225,378

Machinery—1.2%
Aalberts NV	1,505	65,705
Atlas Copco AB, Cl. A	5,513	195,617
Epiroc AB, Cl. A	5,123	59,269
FANUC Corp.	500	90,965
IDEX Corp.	213	34,900
Komatsu Ltd.	3,300	72,509
Kubota Corp.	1,600	24,807
Minebea Mitsumi, Inc.	2,300	44,748
SMC Corp. (Japan)	350	151,439
VAT Group AG1,2	652	98,708
Weir Group plc (The)	2,369	42,029
		880,696

Professional Services—1.0%
CoStar Group, Inc.[1]	97	63,340

8	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Professional Services (Continued)
Equifax, Inc.	967 $	144,953
IHS Markit Ltd.[1]	434	34,225
Intertek Group plc	800	60,837
Recruit Holdings Co. Ltd.	9,900	387,191
TransUnion	538	49,335
		739,881

Road & Rail—0.2%
Kansas City Southern	246	41,497
Old Dominion Freight Line, Inc.	160	31,397
Seibu Holdings, Inc.	3,700	57,912
		130,806

Trading Companies & Distributors—0.3%
Bunzl plc	1,061	27,627
Ferguson plc	604	54,137
ITOCHU Corp.	4,900	114,328
		196,092

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	1,408	27,054

Information Technology—9.2%
Communications Equipment—0.1%
Motorola Solutions, Inc.	301	53,277
Nokia OYJ	11,635	45,384
		98,661

Electronic Equipment, Instruments, & Components—2.1%
CDW Corp.	425	55,441
Hitachi Ltd.	3,200	122,200
Keyence Corp.	910	308,541
Keysight Technologies, Inc.[1]	591	54,957
Murata Manufacturing Co. Ltd.	5,800	331,367
Omron Corp.	2,000	114,680
Samsung Electro-Mechanics Co. Ltd.	840	86,303
TDK Corp.	3,800	402,817
TE Connectivity Ltd.	906	83,515
		1,559,821

IT Services—1.3%
Amadeus IT Group SA	872	68,304
Booz Allen Hamilton Holding Corp. , Cl. A	482	37,615
EPAM Systems, Inc.[1]	620	141,447
Euronet Worldwide, Inc.[1]	211	33,262
Fidelity National Information Services, Inc.	345	49,563
Global Payments, Inc.	240	46,908
PayPal Holdings, Inc.[1]	2,150	244,863
StoneCo Ltd. , Cl. A1	2,040	88,618

9	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services (Continued)
Tata Consultancy Services Ltd.	2,568 $	75,021
Twilio, Inc. , Cl. A1	209	25,987
WEX, Inc.[1]	156	33,839
Worldline SA (France)[1,2]	1,429	100,867
		946,294

Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc.[1]	1,179	55,413
ASML Holding NV	551	154,531
Infineon Technologies AG	4,633	100,435
KLA Corp.	389	64,473
Lam Research Corp.	216	64,413
Marvell Technology Group Ltd.	1,142	27,454
Maxim Integrated Products, Inc.	3,840	230,861
Monolithic Power Systems, Inc.	155	26,531
NXP Semiconductors NV	130	16,492
QUALCOMM, Inc.	1,263	107,746
Rohm Co. Ltd.	400	28,816
SK Hynix, Inc.	924	71,665
STMicroelectronics NV3	5,500	153,900
STMicroelectronics NV3	10,221	284,655
Taiwan Semiconductor Manufacturing Co. Ltd.[3]	33,000	353,025
Taiwan Semiconductor Manufacturing Co. Ltd. , Sponsored ADR[3]	2,754	148,551
		1,888,961

Software—3.2%
Adobe, Inc.[1]	1,110	389,765
ANSYS, Inc.[1]	130	35,663
Aspen Technology, Inc.[1]	189	22,487
Atlassian Corp. plc, Cl. A1	461	67,767
Blue Prism Group plc[1]	740	17,071
Coupa Software, Inc.[1]	196	31,585
Dassault Systemes SE	393	68,208
Intuit, Inc.	1,260	353,279
Microsoft Corp.	520	88,520
Oracle Corp. Japan	1,100	95,364
Paycom Software, Inc.[1]	112	35,634
RingCentral, Inc. , Cl. A1	370	76,065
SAP SE	5,397	706,267
Splunk, Inc.[1]	197	30,586
Synopsys, Inc.[1]	455	67,117
Temenos AG1	576	92,711
Trade Desk, Inc. (The), Cl. A1	103	27,726
Weimob, Inc.[1,2]	106,000	56,023
Xero Ltd.[1]	1,510	84,898
		2,346,736

10	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Materials—2.1%
Chemicals—0.7%
Air Liquide SA	1,826	$264,513
Akzo Nobel NV	1,521	143,552
FMC Corp.	162	15,486
Huntsman Corp.	318	6,538
Sika AG	578	104,049
		534,138

Construction Materials—0.1%
Indocement Tunggal Prakarsa Tbk PT	12,464	14,946
James Hardie Industries plc	2,595	54,317
Martin Marietta Materials, Inc.	111	29,282
Semen Indonesia Persero Tbk PT	11,500	9,971
		108,516

Containers & Packaging—0.2%
Avery Dennison Corp.	129	16,930
Ball Corp.	449	32,409
CCL Industries, Inc. , Cl. B	2,058	86,789
		136,128

Metals & Mining—1.1%
Agnico Eagle Mines Ltd.	1,369	84,632
Anglo American plc	8,449	221,381
Glencore plc[1]	17,407	51,028
Grupo Mexico SAB de CV	27,265	72,811
MMC Norilsk Nickel PJSC[3]	36	11,696
MMC Norilsk Nickel PJSC, ADR[3]	846	27,266
Polyus PJSC, GDR[2]	200	12,227
Vale SA, Cl. B, Sponsored ADR[1]	3,520	41,290
Wheaton Precious Metals Corp.	9,170	270,056
		792,387

Telecommunication Services—0.6%
Diversified Telecommunication Services—0.4%
Nippon Telegraph & Telephone Corp.	5,600	142,579
Spark New Zealand Ltd.	41,567	124,837
		267,416

Wireless Telecommunication Services—0.2%
Rogers Communications, Inc. , Cl. B	1,175	58,830
SK Telecom Co. Ltd.	401	77,134
		135,964
Total Common Stocks (Cost $25,887,029)		32,790,626

Preferred Stocks—2.2%
Grab Holdings, Inc. , H Shares, Preference[1,4]	11,374	70,097
Harambee Re Ltd. , 2019-1[1,4]	250,000	282,480
Lion Rock Re Ltd. , 2019-1[1,4]	2,500	289,593

11	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Preferred Stocks (Continued)
Mt. Logan Re Ltd. , 2019-1[1,4,7]	250	$237,278
NCM Re Ltd. , 2019-1[1,4]	30,022	40,335
Thopas Re Ltd. , 2019-1[1,4]	2,500	225,676
Torricelli Re, 2019-1[1,4]	276	1,126
Turing Re, 2019-1 (Cost $250,000, Acquisition Date 3/26/19)[1,2,4]	2,500	208,863
Viribus Re Ltd. , 2019-1[1,4]	243,842	258,189
Zee Entertainment Enterprises Ltd. , 6% Cum. Non-Cv.	32,510	2,597
Total Preferred Stocks (Cost $1,629,994)		1,616,234
	Principal Amount
Event-Linked Bonds—1.5%
Alturas Re Segregated Account 2019-1 Catastrophe Linked Nts. , 0.00%,
3/10/23 (Cost $250,000, Acquisition Date 12/20/18)[2,4,5]	$250,000	276,346
Eden Re II Ltd. Catastrophe Linked Nts. , 0.00%, 3/22/23 (Cost $2,500,
Acquisition Date 12/14/18)[2,4,5]	2,500	33,390
Limestone Re Ltd. Catastrophe Linked Nts. , 0.00%, 9/9/22[2,4,5]	250,000	279,115
Sector Re V Ltd. Catastrophe Linked Nts. , 0.00%, 3/1/24 (Cost $300,000,
Acquisition Date 4/23/19)[2,4,5]	300,000	263,319
Versutus Ltd. , 2019-1, Cl. B Catastrophe Linked Nts. , 0.00%, 3/31/20[4,5]	250,000	254,678
Total Event-Linked Bonds (Cost $1,052,500)		1,106,848

	Shares	Value
Investment Companies—50.4%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%[6]	32,740,849	32,740,849
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund[7]	147,782	4,706,487
Total Investment Companies (Cost $36,756,745)		37,447,336
Total Investments, at Value (Cost $65,326,268)	98.3%	72,961,044
Net Other Assets (Liabilities)	1.7	1,280,012
Net Assets	100.0%	$74,241,056

Footnotes to Consolidated Schedule of Investments
1. Non-income producing security.
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at January 31, 2020 was
$1,665,463, which represented 2.24% of the Fund’s Net Assets.
3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
4. The value of this security was determined using significant unobservable inputs.
5. Zero coupon bond reflects effective yield on the original acquisition date.
6. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.
7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

12	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Gross	Gross	Shares
	October 31, 2019	Additions	Reductions	January 31, 2020
Preferred Stock
Mt. Logan Re Ltd. , 2019-1	250	—	—	250
Investment Company
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	147,782	—	—	147,782

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Preferred Stock
Mt. Logan Re Ltd. , 2019-1	237,278	—	—	15,938
Investment Company
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	4,706,487	27,657	—	91,255
Total	$4,943,765	$27,657	$—	$107,193

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$46,757,225	64.1%
Japan	4,608,437	6.3
France	3,913,010	5.4
Supranational	2,650,388	3.6
China	2,522,389	3.5
Germany	1,750,333	2.4
Switzerland	1,381,198	1.9
United Kingdom	1,351,518	1.8
India	1,145,408	1.6
Canada	730,200	1.0
Netherlands	602,505	0.8
South Korea	595,721	0.8
Sweden	573,338	0.8
Spain	555,751	0.8
Hong Kong	505,436	0.7
Taiwan	501,576	0.7
Russia	430,351	0.6
Mexico	339,454	0.5
South Africa	328,441	0.4
Brazil	325,443	0.4
Denmark	210,300	0.3
New Zealand	209,735	0.3
Australia	124,522	0.2
Italy	114,639	0.2
Philippines	100,208	0.1
Peru	88,829	0.1
Singapore	70,097	0.1
Turkey	69,282	0.1
Ireland	66,849	0.1

13	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)								Value	Percent
Thailand				$				56,158	0.1%
Indonesia								48,183	0.1
Finland								45,384	0.1
Chile								41,452	0.1
Belgium								40,936	0.0
Macau								33,181	0.0
Egypt								28,717	0.0
Colombia								26,702	0.0
Argentina								16,575	0.0
Vietnam								1,173	0.0
Total						$72,961,044			100.0%

Futures Contracts as of January 31, 2020
									Unrealized
		Expiration	Number			Notional Amount			Appreciation/
Description	Buy/Sell	Date	of Contracts			(000	's)	Value		(Depreciation)
Canadian Dollar
Index	Buy	3/17/20	8	USD 608 $				604,600 $		(3,302)
MSCI EAFE Index	Buy	3/20/20	66	USD 6,663				6,522,450	(140,384)
MSCI Emerging
Market Index	Buy	3/20/20	48	USD 2,610				2,520,240		(89,857)
S&P 500 E-Mini
Index	Buy	3/20/20	80	USD 12,684 12,896,000					212,038
S&P/TSX 60 Index	Buy	3/19/20	4	CAD 611				623,545		12,660
										$(8,845)

Exchange-Traded Options Written at January 31, 2020
				Number of		Notional
		Exercise	Expiration	Contracts		Amount			Premiums
Description		Price	Date	(000	's)			(000's)	Received	Value
S&P 500 Mini Index
Call		USD 333.000	2/21/20	USD (0)[1]		USD 13,387 $			51,842	$(27,939)

1. Number of contracts less tha n 500.

Glossary:

Currency abbreviations indicate amounts reporting in currencies
CAD	Canadian Dollar

Definitions
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International

14	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Definitions (Continued)
PCL	Public Company Limited
S&P	Standard & Poor's
TSX 60	60 largest companies on the Toronto Stock Exchange

15	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO
CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$3,989,827$	4,491,327$	— $	8,481,154
Consumer Staples	839,802	1,906,234	—	2,746,036
Energy	33,534	512,206	—	545,740
Financials	1,586,508	2,350,268	—	3,936,776
Health Care	1,902,285	1,813,357	—	3,715,642
Industrials	1,116,884	3,433,372	—	4,550,256
Information Technology	3,202,075	3,638,398	—	6,840,473
Materials	668,450	902,719	—	1,571,169
Telecommunication Services	58,830	344,550	—	403,380
Preferred Stocks	2,597	—	1,613,637	1,616,234
Event-Linked Bonds	—	—	1,106,848	1,106,848
Investment Companies	37,447,336	—	—	37,447,336
Total Investments, at Value	50,848,128	19,392,431	2,720,485	72,961,044
Other Financial Instruments:
Futures contracts	224,698	—	—	224,698
Total Assets	$51,072,826$	19,392,431$ 2,720,485 $		73,185,742

Liabilities Table
Other Financial Instruments:
Options written, at value	$(27,939) $	— $	— $	(27,939)
Futures contracts	(233,543)	—	—	(233,543)
Total Liabilities	$(261,482) $	— $	— $	(261,482)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may

16	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

17	INVESCO OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND